Organization and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 22, 2014
Net Loss		$ (296,435)	$ (69,967)	$ (1,625,124)	$ (76,876)
Net Cash Used In Operating Activities		(98,650)	(62,873)	(477,557)	(75,312)
Working Capital				225,194
Total Stockholders' Equity		$ 449,298	761,988	$ 71,843	$ 566,955	$ 643,831
Common Stock		71,519,830		70,404,086	68,984,086		40,000,000
Preferred Stock		40,000,000		40,000,000	40,000,000		40,000,000
Membership Interest							100.00%
Common Stock, Shares Par Value		$ 0.0001		$ 0.0001	$ 0.0001
Proceeds From Issuance Of Common Stock		$ 337,500	$ 265,000	$ 415,000	$ 0
Chief Executive Officer [Member]
Common Stock	250,000
Common Stock, Shares Par Value	$ 0.55
Proceeds From Issuance Of Common Stock	$ 137,500